UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [ ]; Amendment Number:
                                                ------------------
       This Amendment (Check only one.):     [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Roark, Rearden & Hamot Capital Management, LLC*
Address:       200 Clarendon Street, 25th Floor
               Boston, MA 02116

Form 13F File Number:  28-11722

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Seth W. Hamot
Title:     Managing Member
Phone:     (617) 595-4400

Signature, Place, and Date of Signing:

/s/ Seth W. Hamot          Boston, MA          November 14, 2012
-----------------          ----------          -----------------

* Roark, Rearden & Hamot Capital Management, LLC is the management company to Costa Brava Partnership III L.P. Seth W. Hamot is the managing member of Roark, Rearden & Hamot Capital Management, LLC.

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     6

Form 13F Information Table Value Total:     $26,613
                                           -----------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name
---      --------------------       --------------------------------
1        28-11734                   Costa Brava Partnership III L.P.
2        28-11736                   Roark, Rearden & Hamot, LLC
3        28-11733                   Seth W. Hamot


                                                  COSTA BRAVA PARTNERSHIP III L.P.
                                         FORM 13F INFORMATION TABLE AS OF SEPTEMBER 30, 2012

                                                                     MARKET
                                                                     VALUE                                VOTING AUTHORITY
                                                        SHARES OR    LONG       INVSTMENT   OTHER   -----------------------------
NAME OF ISSUER              TITLE OF CLASS  CUSIP       PRN AMT      X($1000)   DISCRETION  MGRS    SOLE        SHARED   NONE
--------------              --------------  ---------   ----------   ---------  ----------  ----    ---------   -------  --------
ARBOR RLTY TR INC           COM             038923108       20,000      119.40  sole                   20,000
EPL OIL & GAS INC           COM             26883D108       95,000    1,927.55  sole                   95,000
KIT DIGITAL INC             COM NEW         482470200    3,800,000   11,400.00  sole                3,800,000
NEWCASTLE INVT CORP         COM             65105M108    1,575,000   11,859.75  sole                1,575,000
PEP BOYS MANNY MOE & JACK   CALL            713291902        4,000       20.00  sole                    4,000
SANTARUS INC                COM             802817304      144,900    1,286.71  sole                  144,900
